Intangible Assets (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of above and below market leases	$ 13,039	$ 19,062	$ 33,146
Amortization method		straight line
Estimated residual value		$ 0
Weighted average remaining useful life		4 months 24 days